UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549



Form 13F
FORM 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: __6-30-09___
Check here if Amendment [ ]; Amendment Number: ______ This Amendment (Check only one.): [ ] is a restatement. [ ] adds new holdings entries. Institutional Investment Manager Filing this Report:
Name: __Biondo Investment Advisors, LLC____________
 Address: PO Box 909, 540 Routes 6 & 209, Milford, PA  18337

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.
Person Signing this Report on Behalf of Reporting Manager:
Name: _Eugenia S. Pavek___________________________
Title: Chief Compliance Officer_________________
Phone: 570-296-5525_______________________________
Signature, Place, and Date of Signing:
Eugenia S. Pavek
Milford, PA
7-31-09

[Signature]
[City, State]
[Date]
Report Type (Check only one.):



[X]13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)
[ ]13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ]13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)
FORM 13F SUMMARY PAGE

Report Summary:
Number of Other Included Managers: 0________
Form 13F Information Table Entry Total: 62_____
Form 13F Information Table Value Total: __227,907
(thousands)


Issuer,Class,CUSIP,Value(x$1000),Shares/PrnAmt,Sh/Prn,Put/Call,Discretion,Mgrs,Sole,Shared,None
ALLIANT TECHSYSTEMS INC,CS,018804104,380.00,"4,850.00",SH,,Sole,,4850,0,0
AMGEN INC,CS,031162100,"16,050.00","254,022.00",SH,,Sole,,251615,0,2407
APPLE COMPUTER INC,CS,037833100,"10,622.00","66,434.00",SH,,Sole,,65290,0,1144
BERKSHIRE HATHAWAY INC DEL,CS,084670207,"7,323.00","2,354.00",SH,,Sole,,2312,0,42
BLDRS INDEX FDS TR ASIA 50 ADR,ETF,09348R102,539.00,"23,065.00",SH,,Sole,,23065,0,0
BLDRS INDEX FDS TR EMER MK 50,ETF,09348R300,547.00,"14,765.00",SH,,Sole,,14765,0,0
BOEING CO,CS,097023105,"3,783.00","87,218.00",SH,,Sole,,86175,0,1043
BUCYRUS INTL INC NEW,CS,118759109,"2,064.00","71,608.00",SH,,Sole,,69975,0,1633
CABLEVISION SYS CORP,CS,12686C109,"2,891.00","152,935.00",SH,,Sole,,152935,0,0
COLGATE PALMOLIVE CO,CS,194162103,"6,240.00","82,118.00",SH,,Sole,,80420,0,1698
CUBIST PHARMACEUTICALS INC,CS,229678107,"3,168.00","165,230.00",SH,,Sole,,161915,0,3315
CVS CORP,CS,126650100,"4,836.00","142,302.00",SH,,Sole,,139360,0,2942
DRESSER-RAND GROUP INC,CS,261608103,"3,215.00","115,235.00",SH,,Sole,,113420,0,1815
EXXON MOBIL CORP,CS,30231G102,"1,870.00","26,192.00",SH,,Sole,,26192,0,0
FEDEX CORP,CS,31428X106,237.00,"3,600.00",SH,,Sole,,3600,0,0
FORD MTR CO DEL,CS,345370860,"8,280.00","1,163,667.00",SH,,Sole,,1151175,0,12492
FOSTER WHEELER AG,CS,H27178104,"1,915.00","87,653.00",SH,,Sole,,85170,0,2483
GENERAL ELEC CO,CS,369604103,193.00,"15,675.00",SH,,Sole,,15675,0,0
GENZYME CORP,CS,372917104,"6,917.00","126,336.00",SH,,Sole,,123575,0,2761
GOLDMAN SACHS GROUP INC,CS,38141G104,"6,244.00","39,115.00",SH,,Sole,,38375,0,740
GOOGLE INC,CS,38259P508,"6,259.00","14,334.00",SH,,Sole,,13880,0,454
HALLIBURTON CO,CS,406216101,311.00,"14,375.00",SH,,Sole,,14375,0,0
HANSEN MEDICAL INC,CS,411307101,97.00,"26,950.00",SH,,Sole,,26950,0,0
IDEXX LABS INC,CS,45168D104,"10,229.00","205,594.00",SH,,Sole,,203650,0,1944
ILLUMINA INC,CS,452327109,"2,200.00","59,177.00",SH,,Sole,,58270,0,907
INTUITIVE SURGICAL INC,CS,46120E602,"27,087.00","120,819.00",SH,,Sole,,119248,0,1571
ISHARES TR MSCI EAFE IDX,ETF,464287465,490.00,"10,045.00",SH,,Sole,,10045,0,0
J P MORGAN CHASE AND CO,CS,46625H100,"19,146.00","506,941.00",SH,,Sole,,501991,0,4950
JOHNSON AND JOHNSON,CS,478160104,768.00,"12,600.00",SH,,Sole,,12600,0,0
LAM RESEARCH CORP,CS,512807108,206.00,"6,404.00",SH,,Sole,,6404,0,0
LAS VEGAS SANDS CORP,CS,517834107,221.00,"20,775.00",SH,,Sole,,20775,0,0
MASTERCARD INC,CS,57636Q104,"7,365.00","39,078.00",SH,,Sole,,38320,0,758
MERCK AND CO INC,CS,589331107,305.00,"10,200.00",SH,,Sole,,10200,0,0
MICROSOFT CORP,CS,594918104,"2,384.00","99,950.00",SH,,Sole,,99950,0,0
MONSANTO CO NEW,CS,61166W101,"6,619.00","80,341.00",SH,,Sole,,78645,0,1696
MURPHY OIL CORP,CS,626717102,"3,635.00","63,993.00",SH,,Sole,,62995,0,998
NBT BANCORP INC,CS,628778102,389.00,"16,996.00",SH,,Sole,,16996,0,0
NOVELLUS SYS INC,CS,670008101,197.00,"10,000.00",SH,,Sole,,10000,0,0
NUVASIVE INC,CS,670704105,"5,939.00","141,257.00",SH,,Sole,,139590,0,1667
PEPSICO INC,CS,713448108,"3,734.00","66,363.00",SH,,Sole,,64706,0,1657
PETROLEO BRASILEIRO SA PETRO,ADR,71654V408,"1,562.00","39,050.00",SH,,Sole,,39050,0,0
PHILIP MORRIS INTL INC,CS,718172109,931.00,"19,800.00",SH,,Sole,,19800,0,0
PNC FINL SVCS GROUP INC,CS,693475105,246.00,"7,000.00",SH,,Sole,,7000,0,0
POWERSHARES ETF TRUST GOLDEN D,ETF,73935X401,636.00,"28,095.00",SH,,Sole,,28095,0,0
PROCTER AND GAMBLE CO,CS,742718109,707.00,"12,557.00",SH,,Sole,,12557,0,0
PROSHARES TR ULTRA FINL PRO,ETF,74347R743,"1,169.00","270,725.00",SH,,Sole,,264725,0,6000
QUALCOMM INC,CS,747525103,"8,165.00","176,334.00",SH,,Sole,,174610,0,1724
RANGE RES CORP,CS,75281A109,"6,403.00","143,029.00",SH,,Sole,,140570,0,2459
RESEARCH IN MOTION LTD,CS,760975102,"4,534.00","59,698.00",SH,,Sole,,58400,0,1298
ROYAL DUTCH SHELL PLC,ADR,780259206,209.00,"4,040.00",SH,,Sole,,4040,0,0
SCHLUMBERGER LTD,CS,806857108,"2,861.00","54,542.00",SH,,Sole,,52635,0,1907
SIRIUS XM RADIO INC,CS,82967N108,5.00,"12,500.00",SH,,Sole,,12500,0,0
SMUCKER J M CO,CS,832696405,968.00,"19,045.00",SH,,Sole,,19045,0,0
STRYKER CORP,CS,863667101,"1,955.00","50,125.00",SH,,Sole,,49250,0,875
SUNPOWER CORP,CS,867652109,"5,435.00","173,967.00",SH,,Sole,,170715,0,3252
TRANSOCEAN LTD ZUG,CS,H8817H100,360.00,"4,575.00",SH,,Sole,,4575,0,0
UCBH HOLDINGS INC,CS,90262T308,704.00,"578,525.00",SH,,Sole,,574025,0,4500
UNITED THERAPEUTICS CORP DEL,CS,91307C102,"3,192.00","37,431.00",SH,,Sole,,36705,0,726
WAL MART STORES INC,CS,931142103,"1,395.00","28,440.00",SH,,Sole,,28440,0,0
WELLS FARGO AND CO NEW,CS,949746101,990.00,"40,713.00",SH,,Sole,,38513,0,2200
XTO ENERGY INC,CS,98385X106,352.00,"9,050.00",SH,,Sole,,9050,0,0
YUM BRANDS INC,CS,988498101,233.00,"6,900.00",SH,,Sole,,6900,0,0
REPORT SUMMARY: 62 DATA RECORDS,,,"227,907.00",0.00,0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED.,,,,0,0,0
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